7. Inventories (Tables)	12 Months Ended
Dec. 31, 2017
Inventory Disclosure [Abstract]
Schedule of inventories
	December 31,	December 31,
	2017	2016
Goods in Transit	$632	$631
Finished goods	15,287	11,635
Total	$15,919	$12,266